Summary of Group's Operating Segment Results (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Segment Reporting Information [Line Items]
Total revenues	¥ 48,579	$ 6,875	¥ 50,449
Operating costs and expenses:
Cost of revenues	27,821	3,938	30,955
Selling, general and administrative	8,269	1,170	11,297
Research and development	9,282	1,313	8,900
Total operating costs and expenses	45,372	6,421	51,152
Operating (loss) profit	3,207	454	(703)
Total other income (loss), net	(677)	(95)	2,138
Income before income taxes	2,530	359	1,435
Income taxes	1,420	201	710
Net income (loss)	1,110	158	725
Less: net (loss) income attributable to noncontrolling interests	(2,510)	(355)	(1,360)
Net income attributable to Baidu, Inc.	3,620	513	2,085
Operating Segments | Baidu Core
Segment Reporting Information [Line Items]
Total revenues	34,194	4,839	36,990
Operating costs and expenses:
Cost of revenues	13,643	1,931	17,302
Selling, general and administrative	5,790	819	8,838
Research and development	7,947	1,124	7,650
Total operating costs and expenses	27,380	3,874	33,790
Operating (loss) profit	6,814	965	3,200
Total other income (loss), net	93	14	2,353
Income before income taxes	6,907	979	5,553
Income taxes	1,399	198	697
Net income (loss)	5,508	781	4,856
Less: net (loss) income attributable to noncontrolling interests	(614)	(86)	(422)
Net income attributable to Baidu, Inc.	6,122	867	4,434
Operating Segments | iQIYI
Segment Reporting Information [Line Items]
Total revenues	15,062	2,132	14,100
Operating costs and expenses:
Cost of revenues	14,737	2,086	14,258
Selling, general and administrative	2,507	355	2,487
Research and development	1,342	190	1,253
Total operating costs and expenses	18,586	2,631	17,998
Operating (loss) profit	(3,524)	(499)	(3,898)
Total other income (loss), net	(770)	(109)	(215)
Income before income taxes	(4,294)	(608)	(4,113)
Income taxes	21	3	13
Net income (loss)	(4,315)	(611)	(4,126)
Less: net (loss) income attributable to noncontrolling interests	2	0	15
Net income attributable to Baidu, Inc.	(4,317)	(611)	(4,141)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenues	(677)	(96)	(641)
Operating costs and expenses:
Cost of revenues	(559)	(79)	(605)
Selling, general and administrative	(28)	(4)	(28)
Research and development	(7)	(1)	(3)
Total operating costs and expenses	(594)	(84)	(636)
Operating (loss) profit	(83)	(12)	(5)
Income before income taxes	(83)	(12)	(5)
Net income (loss)	(83)	(12)	(5)
Less: net (loss) income attributable to noncontrolling interests	(1,898)	(269)	(1,797)
Net income attributable to Baidu, Inc.	¥ 1,815	$ 257	¥ 1,792